Related party transactions (Tables)	12 Months Ended
Mar. 31, 2021
Related Party [Abstract]
The executive compensation expense to the top five key management personnel
The executive compensation expense to the top five key management personnel is as follows:

	2021	2020
	$	$

Short-term employee benefits and other benefits	1,732	1,389
Stock-based payments	4,200	2,812

Total compensation paid to key management personnel	5,932	4,201